Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income and social contribution tax effect on:
Total assets	R$ 44		R$ 44
Income and social contribution tax effect on:
Total Liabilities	137,650	R$ 52,269	137,028
(-) Deferred income and social contribution taxes		76,488	371,084	R$ (49,755)
Deferred Income Tax Assets [member]
Income and social contribution tax effect on:
Beginning balance	44	44	41,057	25,874
Additions Business Combination		7,743		15,183
Write- offs		(29,974)	(11,083)
Tax Amnesty Program		(7,743)	373,196
Offsetting		29,930	(29,930)
Ending balance			44	41,057
(-) Deferred income and social contribution taxes		(37,717)	362,113	15,183
Deferred income tax liabilities [member]
Income and social contribution tax effect on:
Beginning balance	R$ (137,028)	(137,028)	(175,556)	(110,618)
Additions Business Combination			(373)	(64,938)
Write- offs		10,297	8,971
Offsetting		(29,930)	29,930
Others		484
Impairment		103,908
Ending balance		(52,269)	(137,028)	(175,556)
(-) Deferred income and social contribution taxes		114,205	8,971	R$ (64,938)
Sundry provisions temporary differences [member]
Income and social contribution tax effect on:
Total assets			44
Appreciation property plant and equipment temporary differences[member]
Income and social contribution tax effect on:
Total Liabilities		9,989	15,438
Customer relationship and license temporary differences [member]
Income and social contribution tax effect on:
Total Liabilities		559	10,975
Business combination goodwill temporary differences [member]
Income and social contribution tax effect on:
Total Liabilities		6,101	91,024
Government entities temporary differences [member]
Income and social contribution tax effect on:
Total Liabilities		R$ 35,620	R$ 19,591